Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue from contracts with customers:	$ 14,277	$ 19,166	$ 19,603
Property, plant and equipment, net	886	770
Hong Kong and China [Member]
Revenue from contracts with customers:	2,794	4,086	4,700
Property, plant and equipment, net	147	581
Europe [Member]
Revenue from contracts with customers:	10,901	14,446	14,037
Other Asian Countries [Member]
Revenue from contracts with customers:	128	46	31
North America [Member]
Revenue from contracts with customers:	454	588	$ 835
Myanmar [Member]
Property, plant and equipment, net	$ 739	$ 189